CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues
Products	$ 82,926	$ 85,319	$ 95,162
Services	5,521	4,925	5,378
Total revenues	88,447	90,244	100,540
Business taxes	(1,283)	(1,501)	(1,445)
Net revenues	87,164	88,743	99,095
Cost of revenues (including share-based compensation of $52, $5 and $41 for 2011, 2012 and 2013, respectively)
Products	17,009	16,880	16,100
Services	4,652	3,952	3,027
Total cost of revenues	21,661	20,832	19,127
Gross profit	65,503	67,911	79,968
Operating expenses:
Research and development (including share-based compensation of $1,025, $552, and $380 for 2011, 2012 and 2013, respectively)	19,251	17,402	13,140
Selling and marketing (including share-based compensation of $633, $356 and $492 for 2011, 2012 and 2013, respectively)	14,957	13,606	12,377
General and administrative (including share-based compensation of $3,852, $1,701, and $1,358 for 2011, 2012 and 2013, respectively)	9,959	9,444	9,723
Total operating expenses	44,167	40,452	35,240
Income from operations	21,336	27,459	44,728
Interest income	1,901	6,318	6,810
Interest expense		(739)	(1,452)
Gain/(loss) from forward contract		(690)	404
Impairment loss on long-term investments		(4,487)
Other income	534	549	594
Income before income taxes expenses	23,771	28,410	51,084
Income tax expenses/(benefits):
Income tax-current	(1,587)	18,035	10,344
Income tax-deferred	2,314	4,197	(582)
Total income tax expenses	727	22,232	9,762
Net income before income from equity method investments	23,044	6,178	41,322
Loss from equity method investments, net of income taxes	(468)	(640)	(1,052)
Net income	22,576	5,538	40,270
Net loss attributable to noncontrolling interest	1,832	1,389	730
Net income attributable to China Digital TV Holding Co., Ltd.	24,408	6,927	41,000
Net income per share attributable to ordinary shareholders of China Digital TV Holding Co., Ltd.
Basic	$ 0.41	$ 0.12	$ 0.70
Diluted	$ 0.41	$ 0.12	$ 0.69
Other comprehensive income, net of tax
Foreign currency translation adjustment	2,904	536	12,175
Comprehensive income	25,480	6,074	52,445
Comprehensive loss attributable to noncontrolling interest	1,785	1,201	730
Comprehensive income attributable to ordinary shareholders of China Digital TV Holding Co., Ltd.	$ 27,265	$ 7,275	$ 53,175
Weighted average shares used in calculating net income per ordinary share
Basic	59,111,594	59,011,396	58,934,912
Diluted	59,176,457	59,092,804	59,075,466